Financial instruments and risk management - Summary of Assets and Liabilities Measured at Fair Value (Details) - GBP (£) £ in Millions	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Disclosure Of Fair Value Measurement Of Assets And Liabilities [Line Items]
Investment held at fair value	£ 349	£ 659	£ 719
Assets	297	296
Assets at fair value	646	955
Liabilities	215	424
Liabilities at fair value	215	424
Level 1
Disclosure Of Fair Value Measurement Of Assets And Liabilities [Line Items]
Investment held at fair value	211	447
Assets at fair value	211	447
Liabilities at fair value	0	0
Level 2
Disclosure Of Fair Value Measurement Of Assets And Liabilities [Line Items]
Investment held at fair value	0	0
Assets at fair value	297	296
Liabilities at fair value	215	424
Level 3
Disclosure Of Fair Value Measurement Of Assets And Liabilities [Line Items]
Investment held at fair value	138	212
Assets at fair value	138	212
Liabilities at fair value	0	0
interest rate swaps
Disclosure Of Fair Value Measurement Of Assets And Liabilities [Line Items]
Assets	44	11
Liabilities	92	270
interest rate swaps | Level 1
Disclosure Of Fair Value Measurement Of Assets And Liabilities [Line Items]
Assets	0	0
Liabilities	0	0
interest rate swaps | Level 2
Disclosure Of Fair Value Measurement Of Assets And Liabilities [Line Items]
Assets	44	11
Liabilities	92	270
interest rate swaps | Level 3
Disclosure Of Fair Value Measurement Of Assets And Liabilities [Line Items]
Assets	0	0
Liabilities	0	0
– cross-currency swaps
Disclosure Of Fair Value Measurement Of Assets And Liabilities [Line Items]
Assets	105	100
Liabilities	5	16
– cross-currency swaps | Level 1
Disclosure Of Fair Value Measurement Of Assets And Liabilities [Line Items]
Assets	0	0
Liabilities	0	0
– cross-currency swaps | Level 2
Disclosure Of Fair Value Measurement Of Assets And Liabilities [Line Items]
Assets	105	100
Liabilities	5	16
– cross-currency swaps | Level 3
Disclosure Of Fair Value Measurement Of Assets And Liabilities [Line Items]
Assets	0	0
Liabilities	0	0
– forward foreign currency contracts
Disclosure Of Fair Value Measurement Of Assets And Liabilities [Line Items]
Assets	148	185
Liabilities	118	131
– forward foreign currency contracts | Level 1
Disclosure Of Fair Value Measurement Of Assets And Liabilities [Line Items]
Assets	0	0
Liabilities	0	0
– forward foreign currency contracts | Level 2
Disclosure Of Fair Value Measurement Of Assets And Liabilities [Line Items]
Assets	148	185
Liabilities	118	131
– forward foreign currency contracts | Level 3
Disclosure Of Fair Value Measurement Of Assets And Liabilities [Line Items]
Assets	0	0
Liabilities	0	0
– embedded derivative relating to associates
Disclosure Of Fair Value Measurement Of Assets And Liabilities [Line Items]
Assets	0	0
Liabilities	0	7
– embedded derivative relating to associates | Level 1
Disclosure Of Fair Value Measurement Of Assets And Liabilities [Line Items]
Liabilities	0	0
– embedded derivative relating to associates | Level 2
Disclosure Of Fair Value Measurement Of Assets And Liabilities [Line Items]
Liabilities	0	7
– embedded derivative relating to associates | Level 3
Disclosure Of Fair Value Measurement Of Assets And Liabilities [Line Items]
Liabilities	£ 0	£ 0